Exhibit 99

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	12

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,015,109.07

Principal:
Principal Collections	$18,440,026.57
Prepayments in Full	$10,388,579.46
Liquidation Proceeds	$568,499.24
Recoveries	$20,474.25

Sub Total	$29,417,579.52

Collections	$32,432,688.59

Purchase Amounts:
Purchase Amounts Related to Principal	$220,905.55
Purchase Amounts Related to Interest	$1,764.88

Sub Total	$222,670.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$32,655,359.02

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	12

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,655,359.02
Servicing Fee	$681,376.58	$681,376.58	$0.00	$0.00	$31,973,982.44
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,973,982.44
Interest—Class A-2 Notes	$73,732.59	$73,732.59	$0.00	$0.00	$31,900,249.85
Interest—Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$31,629,215.68
Interest—Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$31,365,229.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,365,229.43
Interest—Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$31,298,906.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,298,906.76
Interest—Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$31,250,240.26
Third Priority Principal Payment	$4,941,195.15	$4,941,195.15	$0.00	$0.00	$26,309,045.11
Interest—Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$26,249,419.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,249,419.36
Regular Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$3,959,419.36
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,959,419.36
Residual Released to Depositor	$0.00	$3,959,419.36	$0.00	$0.00	$0.00

Total		$32,655,359.02

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,941,195.15
Regular Principal Payment	$22,290,000.00

Total	$27,231,195.15

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$27,231,195.15	$98.38	$73,732.59	$0.27	$27,304,927.74	$98.65
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$27,231,195.15	$23.95	$783,367.93	$0.69	$28,014,563.08	$24.64

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$142,708,234.70	0.5155644	$115,477,039.55	0.4171858
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$748,018,234.70	0.6578240	$720,787,039.55	0.6338763

Pool Information
Weighted Average APR		4.545%		4.534%
Weighted Average Remaining Term		47.50		46.68
Number of Receivables Outstanding		41,613		40,799
Pool Balance		$817,651,892.28		$787,549,252.22
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$748,092,290.67		$720,787,039.55
Pool Factor		0.6707165		0.6460234

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$66,762,212.67
Targeted Overcollateralization Amount	$66,762,212.67
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$66,762,212.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		119	$484,645.23
(Recoveries)		30	$20,474.25

Net Losses for Current Collection Period			$464,170.98
Cumulative Net Losses Last Collection Period			$2,295,883.82

Cumulative Net Losses for all Collection Periods			$2,760,054.80

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.68%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.29%	493	$10,196,013.94
61-90 Days Delinquent	0.16%	50	$1,273,642.84
91-120 Days Delinquent	0.05%	16	$355,574.07

Total Delinquent Receivables	1.56%	580	$12,300,269.86

Repossession Inventory:
Repossessed in the Current Collection Period		54	$1,211,730.28
Total Repossessed Inventory		75	$1,668,403.27

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4214%
Preceding Collection Period			0.6904%
Current Collection Period			0.6940%
Three Month Average			0.6019%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2119%
Preceding Collection Period			0.2163%
Current Collection Period			0.2132%
Three Month Average			0.2138%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012